Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 85,312	€ 47,589	€ 142,886	€ 95,783
SALES AND MARKETING
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	1,968	487	2,975	961
Consulting and professional fees	814	166	1,480	384
Other sales and marketing expenses	102	21	178	189
Operating expenses	€ 2,885	€ 674	€ 4,633	€ 1,534